JPMorgan Investor Growth Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
BLOOMBERG US INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	9.24%	10.30%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.14%	10.10%	11.44%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.95%	8.75%	9.75%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.71%	7.63%	8.85%